Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Related Parties
10	Related Parties

10.1	Balances and related party transactions

	Assets balance				Liabilities balance				Transactions
	Trade receivables		Other assets		Suppliers		Other liabilities		Revenue (expenses)
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2021
Associates (i)
Casino Guichard Perrachon	-	-	-	-	-	-	-	21	(20)	(60)	(35)
Compre Bem	-	-	-	-	-	-	-	-	-	-	(1)
Euris	-	-	-	-	-	-	-	1	(1)	(3)	(1)
Grupo Pão de Açucar (“GPA”)	-	24	-	234	-	8	-	237	20	(310)	(137)
Greenyellow	-	-	-	-	-	-	-	-	-	(33)	(26)
Wilkes Participações S.A.	-	-	-	-	-	-	-	2	(6)	(8)	(6)
	-	24	-	234	-	8	-	261	(7)	(414)	(206)
Joint venture
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) (ii)	211	49	23	18	28	25	-	-	27	25	15
	211	49	23	18	28	25	-	-	27	25	15
	211	73	23	252	28	33	-	261	20	(389)	(191)

Current	211	73	-	-	28	33	-	201
Non-current	-	-	23	252	-	-	-	60

(i)	As a result of the sale of Casino’s ownership interest in the Company, through Wilkes, as disclosed in note 1.4, the associates are no longer related parties. In 2022 and 2021, all these associates, as related parties, had transactions with the Company. The main transactions were related to: (i) cost sharing contracts (reimbursement of personnel expenses, equipment rental and maintenance); and (ii) agency agreements, specially between the Company and GPA and Casino related to business negotiation of products, cyber risk agreement, exploration rights of commercial points and other agreements.

The related-party transactions are carried out according to prices, terms and conditions agreed upon the parties and are measured substantially at market value, namely:

(ii)	FIC: execution of business agreements to regulate the rules that promote and sell financial services offered by FIC at the Company’s stores to implement a financial partnership between the Company and Itaú Unibanco Holding S.A. (“Itaú”) in the partnership agreement, namely: (i) banking correspondent services in Brazil; (ii) indemnification agreement in which FIC undertook to hold the Company harmless from losses incurred due to services; FIC and the Company mutually undertook to indemnify each other due to legal proceeding under their responsibility; and (iii) agreement concerning the Company’s provision of information and access to systems to FIC, and vice-versa, in order to offer services.

10.2	Management compensation

Expenses related to the executive board compensation recorded in the Company’s statement of operations is as follows (amounts expressed in thousands reais):

	Base salary (i)			Variable compensation (i)			Stock option plan and shared-based payment plan (ii)			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Board of director	11,512	31,971	25,533	-	-	-	5,250	7,103	7,111	16,762	39,074	32,644
Statutory officers	11,083	12,806	20,241	29,794	19,880	14,485	13,265	9,609	7,632	54,142	42,295	42,358
Executives excluding statutory officers	31,429	22,849	19,801	53,132	43,144	30,172	14,802	10,176	1,462	99,363	76,169	51,435
Fiscal council	548	584	331	-	-	-	-	-	-	548	584	331
	54,572	68,210	65,906	82,926	63,024	44,657	33,317	26,888	16,205	170,815	158,122	126,768

(i)	Short-term benefit.

(ii)	More details about shared-based payment plan for Statutory officers, see note 20.6.3.

The stock option plan, fully in shares, refers to the Company’s executives and this plan has been recognized in the Company’s statement of operations. The related expenses are allocated to the Company and recorded in the statement of operations against capital reserve – stock options in shareholders’ equity. There are no other short-term or long-term benefits granted to the members of the Company’s management.